Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	2022	2021	2020
Interest income	2,144	1,774	119
Net foreign exchange difference	13,112	12,661	396
Total finance income	15,256	14,435	515
Interest expenses—loan from credit institutions	(5,784)	(8,623)	(5,627)
Interest expenses—lease liabilities	(8,144)	(5,026)	(1,462)
Interest expenses—shareholder loans	—	(5,256)	(7,343)
Fair value changes derivatives	(287)	(16)	976
Fair value changes short-term investments	(1,821)	(222)	—
Other financial expenses	(629)	(518)	(478)
Borrowing costs capitalized	—	3,921	2,562
Total finance expenses	(16,665)	(15,740)	(11,372)